Other Stock-Related Information (Stock Compensation Plans) (Details) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	517,182,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 20.92	$ 20.02
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	327,525,000
Preferred Stock Shares Authorized	50,000,000	50,000,000
Approved By Shareowners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	500,948,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 20.92
Not Approved By Shareowners Consultants Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	338,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 25.32
Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Shares Authorized Under Stock Option Years Until Expiration	28,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	299,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	230,000,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's	14,896,000	13,572,000
Restricted Stock Units (RSUs) [Member] | Approved By Shareowners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's	14,896,000
Restricted Stock Units (RSUs) [Member] | Not Approved By Shareowners Consultants Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's	0
Performance Share Units [Member] | Approved By Shareowners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's	1,000,000
Maximum [Member] | Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	925
Minimum [Member] | Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	500